SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jan. 02, 2016
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
In thousands	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions		Balance at End of Period
YEAR ENDED JANUARY 2, 2016
Accounts receivable — allowance for doubtful accounts	$1,716	$—	$—	$979	(a)	$737
Allowance for returns	7,679	101,762	—	101,492		7,949
Allowance for discounts	74	144	—	202		16
Deferred tax valuation allowance	415,173	10,588	—	—		425,761
YEAR ENDED JANUARY 3, 2015
Accounts receivable — allowance for doubtful accounts	$1,800	$1,189	$—	$1,273	(a)	$1,716
Allowance for returns	7,230	80,453	—	80,004		7,679
Allowance for discounts	32	208	—	166		74
Deferred tax valuation allowance	497,485	—	—	82,312		415,173
YEAR ENDED DECEMBER 28, 2013
Accounts receivable — allowance for doubtful accounts	$1,625	$229	$—	$54	(a)	$1,800
Allowance for returns	8,501	85,083	—	86,354		7,230
Allowance for discounts	533	371	—	872		32
Deferred tax valuation allowance	545,565	—	—	48,080		497,485

(a)	Uncollectible accounts written off, less recoveries.